Long-Term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended						12 Months Ended									12 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended					12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2011 CAD	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2013 CAD	Dec. 31, 2013 5.41% Senior Secured Notes (C) CAD	Dec. 31, 2013 6.91% Secured Equipment Notes (D) CAD		Dec. 31, 2013 5.57% Senior Secured Notes (E) CAD		Dec. 31, 2013 7.49% Equipment Trust Certificate (F) CAD		Dec. 31, 2011 3.88% Senior Secured Notes Series A & B(G) CAD	Dec. 31, 2013 3.88% Senior Secured Notes Series A & B(G) CAD	Dec. 31, 2013 4.28% Senior Secured Notes CAD		Dec. 31, 2012 4.28% Senior Secured Notes CAD	Dec. 31, 2011 6.250% 10-year Medium-term Notes [A] CAD	Dec. 31, 2013 6.250% 10-year Medium-term Notes [A]		Oct. 17, 2011 6.250% 10-year Medium-term Notes [A] USD ($)	Oct. 12, 2011 6.250% 10-year Medium-term Notes [A] USD ($)	Sep. 13, 2011 6.250% 10-year Medium-term Notes [A] USD ($)	Dec. 31, 2011 5.100% 10-year Medium Term Notes (A) CAD	Dec. 31, 2013 5.100% 10-year Medium Term Notes (A)		Dec. 31, 2011 4.50% 10-year Notes (A) CAD	Dec. 31, 2013 4.50% 10-year Notes (A)		Sep. 30, 2011 5.750% 30-year Notes(A) USD ($)	Dec. 31, 2011 5.750% 30-year Notes(A) CAD	Dec. 31, 2013 5.750% 30-year Notes(A)		Dec. 31, 2012 5.750% 30-year Notes(A)	Sep. 30, 2011 5.750% 30-year Notes(A) CAD	Dec. 31, 2013 Secured Equipment Loan (B) CAD		Dec. 31, 2011 Secured Equipment Loan (B)	Dec. 31, 2010 Secured Equipment Loan (B)	Nov. 30, 2013 Revolving Credit Facility CAD	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility
Debt Instrument [Line Items]
Redemption of notes																													$ 101
Debt instrument interest rate					5.41%	6.91%		5.57%		7.49%		3.88%				4.28%	6.25%						5.10%			4.50%				5.75%			5.75%	5.75%
Maturity																														May 01, 2013
Carrying amount of call offer																						246												107
Total Cost of Call Offer																														113
Loss on redemption of notes																	(1)													(9)
Debt Redeemed Principal Amount																					204
Redemption of Notes Not Tendered																				42
Debt instrument interest rate												139				71							125			250				250
Debt instrument term																							10 years			10 years				30 years
Net proceeds of Notes	618											139				71
Voluntary Prepayment Defined Benefit Pension Plan	600
Value of locomotive units and other rolling stock used as collateral					141	139		59		104			131	68																					65
Floating interest rate																																			1.93%		1.97%	1.94%
Floating interest rate, margin rate																																			0.53%
Final repayment of principal amount					44			33		11		69		35																					53
Maturity					2024-03 [1]	2024-10	[2]	2024-12	[3]	2021-01	[4]		2026-12	2027-03	[5]			2018-06	[6]					2022-01	[6]		2022-01	[6]			2042-01	[6]	2013-05		2015-08	[7]
Addition to property, plant and equipment under capital lease obligations		0	0
Carrying value of assets collateralizing capital lease obligations		332		316
Revolving credit agreement extension period																																							3 years
Revolving credit agreement maturity date																																							Nov. 29, 2018
Credit total available amount																																							1,165
Maximum capacity under credit facility																																							1,500
Weighted average interest rate of credit facilities																																								2.94%	1.98%

[1]	The 5.41% Senior Secured Notes are collateralized by specific locomotive units with a carrying value of $141 million at December 31, 2013. The Company pays equal blended semi-annual payments of principal and interest. Final repayment of the remaining principal of US$44 million is due in March 2024.
[2]	The 6.91% Secured Equipment Notes are full recourse obligations of the Company collateralized by a first charge on specific locomotive units with a carrying value of $139 million at December 31, 2013. The Company pays equal blended semi-annual payments of principal and interest up to and including October 2024.
[3]	The 5.57% Senior Secured Notes are secured by specific locomotive units and other rolling stock with a combined carrying value of $59 million at December 31, 2013. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2024. Final repayment of the remaining principal of US$33 million is due in December 2024.
[4]	The 7.49% Equipment Trust Certificates are secured by specific locomotive units with a carrying value of $104 million at December 31, 2013. The Company makes semi-annual payments that vary in amount and are interest-only payments or blended principal and interest payments. Final repayment of the remaining principal of US$11 million is due in January 2021.
[5]	During 2012, the Company issued US$71 million 4.28% Senior Secured Notes due in 2027 for net proceeds of $71 million. These Notes are secured by locomotives previously acquired by the Company with a carrying value of $68 million at December 31, 2013. The Company pays equal blended semi-annual payments of principal and interest up to and including March 2027. Final repayment of the remaining principal of US$35 million is due in March 2027.
[6]	These debentures and notes pay interest semi-annually and are unsecured, but carry a negative pledge.
[7]	The Secured Equipment Loan is collateralized by specific locomotive units with a carrying value of $65 million at December 31, 2013. The floating interest rate is calculated based on a six-month average Canadian Dollar Offered Rate (calculated based on an average of Bankers' Acceptance rates) plus 53 basis points (2013 - 1.93%; 2012 - 1.97%; 2011 - 1.94%). The Company makes blended payments of principal and interest semi-annually. Final repayment of the remaining principal balance of $53 million is due in August 2015.